Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2013
Supplemental Cash Flow Elements [Abstract]
Changes in Non-cash Working Capital Items Related to Operating Activities
a)	The changes in non-cash working capital items related to operating activities for the years ended December 31, 2013, 2012, and 2011 are as follows:

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2013	2012	2011
	$	$	$
Accounts receivable	(59,003)	(8,750)	(13,788)
Prepaid expenses and other assets	(2,884)	6,075	(6,139)
Accounts payable and accrued liabilities	46,266	35	(8,716)
Advances from (to) affiliate	67,620	(14,807)	17,347

	51,999	(17,447)	(11,296)

Cash Portion of Purchase Price of Vessels Acquired from Teekay Corporation
e)	The cash portion of the purchase price of vessels acquired from Teekay Corporation is as follows:

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2013	2012	2011
	$	$	$
Voyageur Spirit (net of cash acquired of $0.9 million)(1) (note 10g)	(234,125)	—	—
Cidade de Itajai (net of cash acquired of $1.3 million) (note 10h)	(52,520)	—	—
Peary Spirit (note 10d)	—	—	(37,729)
Scott Spirit (note 10e)	—	—	(22,954)

	(286,645)	—	(60,683)

Contribution of Capital from Teekay Corporation to Dropdown Predecessor
f)	Contribution of capital from Teekay Corporation to the Dropdown Predecessor included in other financing activities on the consolidated statements of cash flows is as follows:

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2013	2012	2011
	$	$	$
Relating to Voyageur Spirit (note 10g)	5,596	—	—
Relating to Scott Spirit (note 10e)	—	—	2,305

	5,596	—	2,305